Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of ProFunds:
In planning and performing our audits of the financial
statements of ProFunds (the Funds) (comprised of Banks
UltraSector ProFund, Basic Materials UltraSector
ProFund, Bear ProFund, Biotechnology UltraSector
ProFund, Bull ProFund, Communication Services UltraSector
ProFund (formerly Mobile Telecommunications UltraSector
ProFund), Consumer Goods UltraSector ProFund, Consumer
Services UltraSector ProFund, Europe 30 ProFund, Falling
U.S. Dollar ProFund, Financials UltraSector ProFund,
Health Care UltraSector ProFund, Industrials UltraSector
ProFund, Internet UltraSector ProFund, Large Cap Growth
ProFund, Large Cap Value ProFund, Mid Cap ProFund, Mid
Cap Growth ProFund, Mid Cap Value ProFund, Nasdaq 100
ProFund, Oil & Gas UltraSector ProFund, Oil
Equipment & Services UltraSector ProFund (formerly Oil
Equipment, Services & Distribution UltraSector ProFund),
Pharmaceuticals UltraSector ProFund, Precious Metals
UltraSector ProFund, Real Estate UltraSector ProFund,
Rising Rates Opportunity ProFund, Rising Rates
Opportunity 10 ProFund, Rising U.S. Dollar ProFund,
Semiconductor UltraSector ProFund, Short Nasdaq 100
ProFund, Short Oil & Gas ProFund, Short Precious Metals
ProFund, Short Real Estate ProFund, Short Small Cap
ProFund, Small Cap ProFund, Small Cap Growth ProFund,
Small Cap Value ProFund, Technology UltraSector ProFund,
Telecommunications UltraSector ProFund, U.S. Government
Plus ProFund, UltraBear ProFund, UltraBull ProFund,
UltraChina ProFund, UltraDow 30 ProFund, UltraEmerging
Markets ProFund, UltraInternational ProFund, UltraJapan
ProFund, UltraLatin America ProFund, UltraMid Cap ProFund,
UltraNasdaq 100 ProFund, UltraShort China ProFund,
UltraShort Dow 30 ProFund, UltraShort Emerging Markets
ProFund, UltraShort International ProFund, UltraShort
Japan ProFund, UltraShort Latin America ProFund,
UltraShort Mid Cap ProFund, UltraShort Nasdaq 100 ProFund,
UltraShort Small Cap ProFund, UltraSmall Cap ProFund,
and Utilities UltraSector ProFund), as of and for the year
ended July 31, 2019, in accordance with the standards of
the Public Company Accounting Oversight Board (United
States), we considered the Funds' internal control over
financial reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion on
the financial statements and to comply with the
requirements of Form N CEN, but not for the purpose of
expressing an opinion on the effectiveness of the Funds'
internal control over financial reporting. Accordingly,
we express no such opinion.
The management of the Funds is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments by management
are required to assess the expected benefits and related
costs of controls. A fund's internal control over
financial reporting is a process designed to provide
reasonable assurance regarding the reliability of
financial reporting and the preparation of financial
statements for external purposes in accordance with
generally accepted accounting principles (GAAP).
A fund's internal control over financial reporting
includes those policies and procedures that (1) pertain
to the maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the fund; (2) provide
reasonable assurance that transactions are recorded as
necessary to permit preparation of financial statements
in accordance with GAAP, and that receipts and expenditures
of the fund are being made only in accordance with
authorizations of management and directors of the funds;
and (3) provide reasonable assurance regarding prevention
or timely detection of unauthorized acquisition, use or
disposition of a fund's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation of
effectiveness to future periods are subject to the risk
that controls may become inadequate because of changes
in conditions, or that the degree of compliance with
the policies or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in the
normal course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A
material weakness is a deficiency, or combination of
deficiencies, in internal control over financial
reporting, such that there is reasonable possibility
that a material misstatement of the funds' annual or
interim financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Funds' internal control over
financial reporting was for the limited purpose described
in the first paragraph and would not necessarily disclose
all deficiencies in internal control that might be
material weaknesses under standards established by the
Public Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal
control over financial reporting and its operation,
including controls over safeguarding securities that we
consider to be a material weakness as defined above as
of July 31, 2019.
This report is intended solely for the information and
use of management and the Board of Trustees of the Funds
and the Securities and Exchange Commission and is not
intended to be and should not be used by anyone other
than these specified parties.
/s/ KPMG LLP
Columbus, Ohio
September 27, 2019